Trade receivables, reseller financing and other receivables - Summary of Movements in the Allowance for Loss Allowance for Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Beginning balance	R$ 185,278
Ending balance	173,287	R$ 185,278
Trade receivables [member]
Disclosure of financial assets [line items]
Beginning balance	374,355	382,096	R$ 404,886
Additions	143,828	177,872	194,220
Reversals	(130,385)	(150,160)	(203,994)
Write-offs	(65,045)	(18,646)	(13,016)
Reclassification to assets held for sale		(16,807)
Ending balance	322,753	374,355	382,096
Reseller Financing - Ipiranga [member]
Disclosure of financial assets [line items]
Beginning balance	185,278	197,011	156,006
Additions	45,987	65,536	74,745
Reversals	(52,695)	(68,982)	(29,791)
Write-offs	(5,283)	(8,287)	(3,949)
Ending balance	R$ 173,287	R$ 185,278	R$ 197,011